Equity-Based Compensation - Schedule of Performance-Based RSUs (Details 7) (Performance Based Restricted Stock Units [Member])	Feb. 14, 2014	Feb. 11, 2013	Feb. 08, 2012
Dependent upon achievement of sales growth targets [Member]
Equity-Based Compensation
Target based Vesting of performance-based restricted stock unit	25,085	77,700	45,850
Dependent upon achievement of free cash flow targets [Member]
Equity-Based Compensation
Target based Vesting of performance-based restricted stock unit	21,500	66,600	39,300
Restricted Stock Units, awarded and vested			69,600